Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Reconciliation of changes in goodwill [abstract]
Change in purchase price allocations	₨ (72)